Inventories (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	₨ 645,848		₨ 1,181,987
Current inventories	₨ 645,848	$ 9,930	₨ 1,181,987